NET LOSS PER SHARE - Schedule of Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	45,150,140	33,991,696	29,032,947
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	3,740,789	3,895,087	6,379,785
Options to restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	19,948,408	20,046,080	20,217,940
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	3,009,918	3,034,203	479,497
Ordinary share warrants | Ordinary share warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	2,016,321	2,016,326	1,955,725
Redeemable convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	5,000,000	5,000,000	0
Exchangeable notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net potential dilutive outstanding securities (in shares)	11,434,704	0	0